Tangible assets	12 Months Ended
Dec. 31, 2022
Tangible Assets
Tangible assets

12.	Tangible assets

The Bank's tangible assets refer to property, plant and equipment for own use. The Bank does not have tangible assets held as investment property or leased under operating leases.

a) Breakdown

The detail, by class of asset, of the tangible assets in the consolidated balance sheets is as follows:

Thousand of reais
Cost	Land and buildings	IT equipment and fixtures	Furniture and vehicles	Leased Fixed Assets	Others	Total
Balance on December 31, 2019	2,840,170	5,345,320	10,172,692	3,082,781	2,053	21,443,016
Additions	8,831	559,388	667,704	-	-	1,235,923
Additions resulting mergers	-	-	-	738,603	-	738,603
Cancellation of lease agreements	-	-	-	(246,308)	-	(246,308)
Write-off	(23,771)	(2,241,220)	(416,600)	-	-	(2,681,591)
Transfers	(8,485)	120,158	39,861	-	(806)	150,728
Balance on December 31, 2020	2,816,745	3,783,646	10,463,657	3,575,076	1,247	20,640,371

Additions	32,959	435,858	693,957	-	-	1,162,774
Additions resulting mergers	-	-	-	103,449	-	103,449
Cancellation of lease agreements	-	-	-	(254,101)	-	(254,101)
Write-off	(50,181)	(1,584,956)	(402,817)	-	-	(2,037,954)
Transfers	-	651,607	(468,561)	-	-	183,046
Balance on December 31, 2021	2,799,523	3,286,155	10,286,236	3,424,424	1,247	19,797,585

Additions	44,475	185,248	896,388	-	-	1,126,111
Additions by Company Acquisition	-	-	-	333,742	-	333,742
Cancellation of lease agreements	-	-	-	(115,842)	-	(115,842)
Write-off	(49,212)	(215,731)	(531,621)	-	-	(796,564)
Transfers	-	54,958	26,128	-	-	81,086
Balance on December 31, 2022	2,794,786	3,310,630	10,677,131	3,642,324	1,247	20,426,118

Accumulated depreciation	Land and buildings	IT equipment and fixtures	Furniture and vehicles	Leased Fixed Assets	Others	Total
Balance on December 31, 2019	(828,691)	(4,038,210)	(6,186,418)	(555,816)	-	(11,609,135)
Additions	(86,954)	(537,908)	(846,881)	(568,062)	-	(2,039,805)
Write-off	11,020	2,263,857	359,618	-	-	2,634,495
Transfers	1,765	66,717	(88,612)	-	-	(20,130)
Balance on December 31, 2020	(902,860)	(2,245,544)	(6,762,293)	(1,123,878)	-	(11,034,575)

Additions	(108,946)	(291,174)	(896,705)	(553,955)	-	(1,850,780)
Write-off	38,337	940,737	448,471	572,833	-	2,000,378
Transfers	-	10	(102,187)	-	-	(102,177)
Balance on December 31, 2021	(973,469)	(1,595,971)	(7,312,714)	(1,105,000)	-	(10,987,154)

Additions	(101,576)	(332,594)	(865,145)	(560,728)	-	(1,860,043)
Write-off	28,904	214,948	404,157	-	-	648,009
Transfers	-	(117)	(3,673)	-	-	(3,790)
Balance on December 31, 2022	(1,046,141)	(1,713,734)	(7,777,375)	(1,665,728)	-	(12,202,978)

Losses from non-recovery (impairment)
Balance on December 31, 2019	(14,446)	-	(37,479)	-	-	(51,925)
Impacts on results	(11,162)	-	7,789	-	(13,387)	(16,760)
Balance on December 31, 2020	(25,608)	-	(29,690)	-	(13,387)	(68,685)

Impacts on results	3,310	-	38,729	-	-	42,039
Balance on December 31, 2021	(22,298)	-	9,039	-	(13,387)	(26,646)

Impacts on results	(5,644)	-	(87)	-	-	(5,731)
Balance on December 31, 2022	(27,942)	-	8,952	-	(13,387)	(32,377)

Carrying amount
Balance on December 31, 2020	1,888,277	1,538,102	3,671,674	2,451,198	(12,140)	9,537,111
Balance on December 31, 2021	1,803,756	1,690,184	2,982,561	2,319,424	(12,140)	8,783,785
Balance on December 31, 2022	1,720,703	1,596,896	2,908,708	1,976,596	(12,140)	8,190,763

The depreciation expenses has been included in the heading “Depreciation and amortization” in the income statement.

b) Tangible asset purchase commitments

As of December 31, 2022, the Bank has R$50,807 in contractual commitments for the acquisition of tangible assets. (2021 - R$58,413 and 2020 R$0).